Share-Based Awards - Summary of Share-Based Compensation Arrangements by Share-Based Payment Award (Detail)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Nonvested, beginning of period, Units	11
Prior year grants transferred from Parent, Units	24
Granted, Units	59
Vested, Units	(14)
Forfeited, Units	(4)
Nonvested, end of period, Units	76
Nonvested, beginning of period, Weighted-Average Grant Date Fair Value per Share | $ / shares	$ 36
Prior year grants transferred from Parent, Weighted-Average Grant Date Fair Value per Share	37
Granted, Weighted-Average Grant Date Fair Value per Share | $ / shares	$ 33
Vested, Weighted-Average Grant Date Fair Value per Share | $ / shares	38
Forfeited, Weighted-Average Grant Date Fair Value per Share | $ / shares	34
Nonvested, end of period, Weighted-Average Grant Date Fair Value per Share | $ / shares	$ 33